Expense Example, No Redemption - C Class	Jun. 30, 2026 USD ($)
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 214
Expense Example, No Redemption, 3 Years	692
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,584
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	2,194
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	967
Expense Example, No Redemption, 5 Years	1,801
Expense Example, No Redemption, 10 Years	$ 3,969